Equity and Earnings per Common Share, Equity Incentive Plan (Details) - USD ($)		12 Months Ended
	Jun. 04, 2018	Dec. 31, 2019		Dec. 31, 2018
Share-based Arrangements with Employees and Nonemployees [Abstract]
Shares of Common Stock Issued, number of securities issued or to be issued upon exercise (in shares)	(338,857)
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans, Beginning Balance (in shares)		1,235,213		1,288,869
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans, During the Period (in shares)		(79,164)		(53,656)
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans, Ending Balance (in shares)		1,156,049		1,235,213
Weighted Average Issuance Price (in dollars per share)	$ 0.01	$ 16.68		$ 18.17
LTIP-OP Units [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
LTIP-OP Units Issued, Beginning Balance (in shares)		(223,900)		(178,500)
LTIP-OP Units Issued, number of securities issued or to be issued upon exercise (in shares)		(66,375)	[1]	(45,400)	[2]
LTIP-OP Units Issued, Ending Balance (in shares)		(290,275)		(223,900)
LTIP-OP Units Forfeited, Beginning Balance (in shares)		916		916
LTIP-OP Units Forfeited, number of securities issued or to be issued upon exercise (in shares)		0		0
LTIP-OP Units Forfeited, Ending Balance (in shares)		916		916
LTIP-OP Units Converted, Beginning Balance (in shares)		12,917		12,917
LTIP-OP Units Converted, number of securities issued or to be issued upon exercise (in shares)		6,000		0
LTIP-OP Units Converted, Ending Balance (in shares)		18,917		12,917
LTIP-OP unit vesting period		3 years
Share-based compensation expense recognized		$ 1,000,000.0		$ 662,000
Unrecognized share-based compensation expense		$ 1,200,000
LTIP-OP Units [Member] | Maximum [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Period of unrecognized share-based compensation expense expected to vest		3 years
Common Stock [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Shares of Common Stock Issued, Beginning Balance (in shares)		(57,875)		(49,619)
Shares of Common Stock Issued, number of securities issued or to be issued upon exercise (in shares)		(18,789)	[3]	(8,256)	[4]
Shares of Common Stock Issued, Ending Balance (in shares)		(76,664)		(57,875)
Shares of Common Stock Forfeited, Beginning Balance (in shares)		3,155		3,155
Shares of Common Stock Forfeited, number of securities issued or to be issued upon exercise (in shares)		0		0
Shares of Common Stock Forfeited, Ending Balance (in shares)		3,155		3,155
2013 Plan [Member] | LTIP-OP Units [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Number of share equivalent to unit awarded (in shares)		1

[1]	Subject to forfeiture in certain circumstances prior to January 2, 2022.
[2]	Subject to forfeiture in certain circumstances prior to June 13, 2021.
[3]	Subject to forfeiture in certain circumstances prior to June 13, 2020.
[4]	Subject to forfeiture in certain circumstances prior to June 13, 2019.